SHORT-TERM BORROWINGS (Schedule of Short Term Borrowings) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Short term borrowings	$ 15,264,827	$ 19,524,207
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Short term borrowings	1,155,321	1,220,306
China Construction Bank [Member]
Debt Instrument [Line Items]
Short term borrowings	1,232,343	1,301,660
China Merchants Bank [Member]
Debt Instrument [Line Items]
Short term borrowings	1,000,293	2,423,560
PingAn Bank [Member]
Debt Instrument [Line Items]
Short term borrowings	2,310,643	2,440,610
China Citic Bank [Member]
Debt Instrument [Line Items]
Short term borrowings	1,622,457	4,507,514
Industrial and Commercial Bank of China [Member]
Debt Instrument [Line Items]
Short term borrowings	$ 4,079,145	3,585,835
Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Short term borrowings		1,971,302
Bank of China [Member]
Debt Instrument [Line Items]
Short term borrowings	$ 3,864,625	$ 2,073,420